STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)																																									9 Months Ended		12 Months Ended
	Aug. 06, 2024	Apr. 13, 2024	Apr. 08, 2024	Apr. 03, 2024	Mar. 26, 2024	Jan. 04, 2024	Dec. 26, 2023	Dec. 13, 2023	Dec. 13, 2023	Feb. 16, 2023	Feb. 16, 2023	Nov. 17, 2022	Nov. 14, 2022	Nov. 01, 2022	Oct. 31, 2022	Oct. 26, 2022	Oct. 18, 2022	Oct. 11, 2022	Sep. 26, 2022	Sep. 08, 2022	Aug. 18, 2022	Jul. 19, 2022	Jun. 30, 2022	Jun. 21, 2022	Jun. 14, 2022	Jun. 06, 2022	May 17, 2022	Apr. 29, 2022	Apr. 14, 2022	Feb. 16, 2022	Feb. 15, 2022	Jan. 31, 2022	Jan. 21, 2022	Jan. 25, 2021	Jan. 25, 2021	Feb. 19, 2020	Feb. 19, 2020	Mar. 09, 2019	Feb. 16, 2009	Feb. 16, 2009	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 17, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross
Share Price																																									$ 1		$ 1
Stock Issued During Period, Shares, New Issues										2,434,211	2,434,211																				7,398,639
Cashless warrants exercise										2,500,000	2,500,000
Preferred Stock, Shares Authorized, Unlimited [Fixed List]																																							Unlimited	Unlimited	Unlimited		Unlimited	Unlimited
Preferred Stock, No Par Value																																									$ 0		$ 0	$ 0
Stock Issued																																										$ 100,000	$ 100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																															7,398,639
Stock Issued During Period, Value, New Issues																															$ 443,918										$ 20,000
Stock Issued During Period, Value, Issued for Services																																											$ 225,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price
Interest Payable																																											$ 246,714	$ 107,882
Investor [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price																																						$ 0.06758
Stock Issued During Period, Shares, New Issues																																						14,797,278
Proceeds from Issuance of Common Stock																																						$ 1,000,000
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized, Unlimited [Fixed List]																																							Unlimited	Unlimited	Unlimited		Unlimited	Unlimited
Common Stock, No Par Value																																									$ 0		$ 0	$ 0
Stock Issued During Period, Shares, Issued for Services							5,000,000
Stock Issued During Period, Value, Issued for Services							$ 225,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 0.045
Common Class A [Member] | Investor [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues																																						14,797,278
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized, Unlimited [Fixed List]																																							Unlimited	Unlimited	Unlimited		Unlimited	Unlimited
Common Stock, No Par Value																																											$ 0	$ 0
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, No Par Value																																									$ 0		0	0	$ 0
Preferred stock, shares authorized					4																																								2
Series A Preferred Stock [Member] | Mr. Kim Thompson [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares, Issued					1
Stock Issued					$ 20,000
Warrant and Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period						1,000,000
Six Cent Warrant [Member] | Investor [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																						14,797,278
Class of Warrant or Right, Exercise Price of Warrants or Rights																																						$ 0.06
Eight Cent Warrant [Member] | Investor [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																						7,398,639
Class of Warrant or Right, Exercise Price of Warrants or Rights																																						$ 0.08
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																									0.001		0.001	0.001
Warrant [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																						$ 0.06
Warrants and Rights Outstanding, Maturity Date																																						Mar. 08, 2021
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																									0.04		0.04	0.04
Warrant One [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																						$ 0.06
Warrants and Rights Outstanding, Maturity Date																																						Mar. 08, 2022
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																									0.056		0.056	0.056
Warrant Two [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																						$ 0.08
Warrants and Rights Outstanding, Maturity Date																																						Mar. 08, 2022
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																									$ 0.2299		$ 0.2299	$ 0.08
Warrant Three [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																						$ 0.08
Warrants and Rights Outstanding, Maturity Date																																						Mar. 08, 2023
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues																															3,699,320
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																															3,699,320
Stock Issued During Period, Value, New Issues																															$ 295,946
Debt Conversion, Converted Instrument, Shares Issued												5,935,350	5,974,335	9,236,212	6,510,348	5,487,951	4,782,778	2,907,240	3,605,259	3,396,898	4,325,913	4,364,987	3,401,877	3,393,979	2,902,922	3,549,793	3,628,325	4,272,417	2,358,380	3,924,443		4,569,059	3,935,417
Debt Conversion, Converted Instrument, Amount												$ 150,000	$ 150,000	$ 250,000	$ 150,000	$ 150,000	$ 150,000	$ 100,000	$ 150,000	$ 150,000	$ 200,000	$ 200,000	$ 150,000	$ 150,000	$ 100,000	$ 200,000	$ 200,000	$ 250,000	$ 150,000	$ 250,000		$ 250,000	$ 250,000
Interest Payable												$ 164	$ 1,151	$ 301	$ 28,384	$ 370	$ 658	$ 1,753	$ 2,863	$ 4,219	$ 7,644	$ 6,027	$ 3,425	$ 3,068	$ 60,822	$ 5,178	$ 5,726	$ 5,918	$ 1,644	$ 1,164		$ 42,877	$ 2,260
Common Stock [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless warrants exercise																																										2,434,211	2,434,211
Stock Issued During Period, Value, New Issues
Stock Issued During Period, Shares, Issued for Services																																											5,000,000
Stock Issued During Period, Value, Issued for Services																																											$ 225,000
Common Stock [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, New Issues
Stock Issued During Period, Value, Issued for Services
7-Year Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	7 years																																	7 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	2,000,000																																	2,500,000
Share Price	$ 0.1024																																	$ 0.134	$ 0.134
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value	$ 190,880																																	$ 310,165
Share-Based Payment Arrangement, Expense																																									4,543		93,752
Warrant or Right, Reason for Issuance, Description																																		Options vest 33.3% on the year one anniversary of the grant date, 33.3% will vest on the second anniversary, and 33.3% will vest on the third year anniversary as long as the employee remains with the Company at the end of each successive year for three years. Options will be exercisable on January 25, 2021, and for a period of 7 years expiring on January 25, 2028.
7 Year Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	7 years																																			6 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	2,000,000																																			1,340,000
Share Price	$ 0.1024																																			$ 0.115	$ 0.115
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value	$ 190,880																																			$ 133,063
Share-Based Payment Arrangement, Expense																																									4,543		26,594
Share-Based Compensation Arrangement by Share-Based Payment Award, Description																																				Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027.
7 Year Option Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	7 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	2,000,000
Share Price	$ 0.1024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value	$ 190,880
Share-Based Payment Arrangement, Expense																																									4,543
7 Year Option Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	7 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	50,000
Share Price	$ 0.1024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value	$ 4,345
Share-Based Payment Arrangement, Expense																																									362
4.25-Year Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		4 years 3 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		5,000,000
Share Price		$ 0.08225
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value		$ 339,100
Share-Based Payment Arrangement, Expense																																									339,100
4.75-Year Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		4 years 9 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		5,000,000
Share Price		$ 0.08225
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value		$ 343,350
Share-Based Payment Arrangement, Expense																																									343,350
3.25-Year Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			3 years 3 months	3 years 3 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			150,000
Share Price			$ 0.0834
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value			$ 9,588
Share-Based Payment Arrangement, Expense																																									9,588
3.25-Year Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term				3 years 3 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				500,000
Share Price				$ 0.082
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value				$ 31,970
Share-Based Payment Arrangement, Expense																																									31,970
5-Year Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term								6 years 3 months	6 years 3 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross								6,000,000	6,000,000
Share Price								$ 0.04	$ 0.04
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value								$ 162,000	$ 162,000
Share-Based Payment Arrangement, Expense																																									24,300		32,400
Warrant or Right, Reason for Issuance, Description								Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2023, and for a period of 10 years expiring on December 13, 2033.	Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2023, and for a period of 10 years expiring on December 13, 2033.
5-Year Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term								6 years 3 months	6 years 3 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross								4,000,000	4,000,000
Share Price								$ 0.04	$ 0.04
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value								$ 108,000	$ 108,000
Share-Based Payment Arrangement, Expense																																									16,200		21,600
Warrant or Right, Reason for Issuance, Description								Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2024, and for a period of 10 years expiring on December 13, 2033.	Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2023, and for a period of 10 years expiring on December 13, 2033.
7 Year Option Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term																																			7 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																																			2,500,000
Share Price																																		$ 0.134	$ 0.134
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value																																			$ 310,165
Share-Based Payment Arrangement, Expense																																									20,292
Warrant or Right, Reason for Issuance, Description																																			Options vest 33.3% on the year one anniversary of the grant date, 33.3% will vest on the second anniversary, and 33.3% will vest on the third year anniversary as long as the employee remains with the Company at the end of each successive year for three years. Options will be exercisable on January 25, 2021, and for a period of 7 years expiring on January 25, 2028.
10-Year Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term									5 years																												3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross									1,000,000																												6,000,000
Share Price								$ 0.04	$ 0.04																											$ 0.115	$ 0.115
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value									$ 260,000																												$ 626,047
Share-Based Payment Arrangement, Expense																																									14,284		260,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Description																																					Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030.
7-Year Option Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term																																					6 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																																					1,340,000
Share Price																																				$ 0.115	$ 0.115
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value																																					$ 133,063
Share-Based Payment Arrangement, Expense																																									$ 3,643
Share-Based Compensation Arrangement by Share-Based Payment Award, Description																																					Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027.
Ten Year Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term																																				3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																																				6,000,000
Share Price																																				$ 0.115	$ 0.115
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value																																				$ 626,047
Share-Based Payment Arrangement, Expense																																											$ 104,270
Share-Based Compensation Arrangement by Share-Based Payment Award, Description																																				Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030.